Consolidated Statement of Changes in Equity $ in Thousands, $ in Thousands	USD ($)	SGD ($)	Share capital [member] SGD ($)	Reserves [member] SGD ($)	Retained earnings [member] SGD ($)	Equity attributable to owners of parent [member] SGD ($)	Non-controlling interests [member] SGD ($)
Beginning balance at Dec. 31, 2019		$ 99,446	$ 0	$ (20,650)	$ 120,094	$ 99,444	$ 2
Total comprehensive income for the year:
Profit for the year		86,094			86,093	86,093	1
Other comprehensive income (loss)		536		717	(181)	536
Total comprehensive income for the year		86,630		717	85,912	86,629	1
Transfer of profits to legal reserve				90	(90)
Dividends representing transactions with owners recognized directly in equity		(73,545)			(73,545)	(73,545)
Ending balance at Dec. 31, 2020		112,531	0	(19,843)	132,371	112,528	3
Total comprehensive income for the year:
Profit for the year		103,842			103,841	103,841	1
Other comprehensive income (loss)		(6,224)		(6,500)	276	(6,224)
Total comprehensive income for the year		97,618		(6,500)	104,117	97,617	1
Transfer of profits to legal reserve				2	(2)
Transaction with owners recognized directly in equity:
Issuance of share capital for cash		502,406	19	502,387		502,406
Share-based payments expenses		5,253		5,253		5,253
Distribution to founder		(252,747)		(252,747)		(252,747)
Effects of translation on other reserve		(1,371)		(1,371)		(1,371)
Dividend paid to non-controlling interest		(176)					(176)
Total		253,365	19	253,522		253,541	(176)
Proceeds for capital call on non-fully paid-up share capital		192					192
Ending balance at Dec. 31, 2021		463,706	19	227,181	236,486	463,686	20
Total comprehensive income for the year:
Profit for the year	$ 78,044	104,938			104,936	104,936	2
Other comprehensive income (loss)		(13,508)		(14,432)	924	(13,508)
Total comprehensive income for the year	67,997	91,430		(14,432)	105,860	91,428	2
Transfer of profits to legal reserve				86	(86)
Transaction with owners recognized directly in equity:
Share-based payments expenses		19,465		19,465		19,465
Dividend paid to non-controlling interest		(39)			0	0	(39)
Issuance of shares due to vesting of warrants		910		910		910
Repurchase of American Depositary Shares		(13,620)		(13,620)		(13,620)
Total		6,716		6,755	0	6,755	(39)
Ending balance at Dec. 31, 2022	$ 417,858	$ 561,852	$ 19	$ 219,590	$ 342,260	$ 561,869	$ (17)